January 15, 2008

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Sentinel Group Funds, Inc. File No. 333-147375

Ladies and Gentlemen:

On behalf of the Registrant, we provide this Pre-Effective Amendment No. 3 to the
Registration Statement filed on Form N-14. This amendment includes the definitive materials incorporating our prior discussions with the SEC staff.

We request that you grant acceleration of the effectiveness of this filing to today, January 15, 2008. Please direct any communications relating to this filing to me at
(802) 229-7410.

Very truly yours,

/s/ Kerry A. Jung
Kerry A. Jung
Secretary

Enclosures

Sentinel Group Funds, Inc.    One National Life Drive       Montpelier, VT 05604